Financial instruments - Schedule of Effects on Statement of Operations of Derivative Financial Instruments Not Designated as Hedges (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Fair Value of Financial Instruments [Line Items]
Unrealized gain (loss) on commodity contracts	$ 0.3	$ 1.3	$ 0.6	$ 3.0
Gain (loss) on derivative financial instruments	0.3	0.1	(6.9)	0.2
Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Amortization of cash flow hedge	(0.3)	(0.5)	(0.6)	(1.0)
Commodity contracts | Not Designated as Hedging Instrument
Fair Value of Financial Instruments [Line Items]
Unrealized gain (loss) on commodity contracts	$ 0.6	$ 0.6	$ (6.3)	$ 1.2